Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivable and unbilled revenue are as follows:

	December 31, 2024	December 31, 2023
	(in thousands)
Billed services (accounts receivable)	$1,437,653	$1,821,855
Allowance for credit losses (note 5)	(35,664)	(31,533)
Accounts receivable (net)	1,401,989	1,790,322
Unbilled services (unbilled revenue)	1,286,274	951,936
Accounts receivable and unbilled revenue, net	$2,688,263	$2,742,258

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

	December 31, 2024	December 31, 2023	$ Change	% Change
	(in thousands, except percentages)
Unbilled services (unbilled revenue)	$1,286,274	$951,936	$334,338	35.1%
Unearned revenue (payments on account)	(1,614,758)	(1,654,507)	39,749	(2.4)%
Net balance	$(328,484)	$(702,571)	$374,087	(53.2)%